Non-financial assets and liabilities (Details) - Schedule of statement of profit or loss - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Depreciation charge of right-of-use assets
Properties	$ 37,937	$ 38,624
Total	37,937	38,624
Interest expense (included in finance cost)	6,100	1,152
Expense relating to short-term leases (included in other expenses)
Expense relating to leases of low-value assets that are not short-term leases (included in other expenses)
Expense relating to variable lease payments not included in lease liabilities (included in other expenses)
Cash paid for principal payments	$ 36,264	$ 40,607